Interest Rate Benchmark Reform - Schedule of Amounts Affected by IBOR Reform (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Derivative financial instruments	£ 2,592	£ 2,439
Total assets	284,341	292,243
Liabilities
Derivative financial instruments	1,570	1,008
Total liabilities	269,428	277,532
Total
Assets
Derivative financial instruments		1,665
Financial assets at amortised cost	8	321
Total assets	8	1,986
Liabilities
Derivative financial instruments	49	1,912
Financial liabilities at amortised cost		2,491
Total liabilities	49	4,403
Off-balance sheet commitments given		2
GBP LIBOR
Assets
Derivative financial instruments		0
Financial assets at amortised cost	7	76
Total assets	7	76
Liabilities
Derivative financial instruments	0	66
Financial liabilities at amortised cost		0
Total liabilities	0	66
Off-balance sheet commitments given		2
USD LIBOR
Assets
Derivative financial instruments		1,665
Financial assets at amortised cost	1	245
Total assets	1	1,910
Liabilities
Derivative financial instruments	49	1,846
Financial liabilities at amortised cost		2,491
Total liabilities	£ 49	4,337
Off-balance sheet commitments given		£ 0